Earnings Per Common Unit - Schedule of Earnings Per Share, Basic and Diluted (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net income (loss)	$ 9,350	$ 8,841	$ 32,619	$ 29,162	$ 21,287
Income allocated to participating securities	0	0	0	0	0
Numerator for basic net income (loss) per unit	9,350	8,841	32,619	29,162	21,287
Effect of dilutive securities on allocated net income to common units
Numerator for diluted net income (loss) per unit	9,350	8,841	$ 32,619	$ 29,162	$ 21,287
Effect of dilutive securities on weighted average units outstanding
Class A, AA, and AAA			0	0	0
Class A, Class AA, and Class AAA
Effect of dilutive securities on allocated net income to common units
Class A, AA, and AAA	$ 0	$ 0	$ 0	$ 0	$ 0
Denominator (Weighted average units outstanding)
Class A, AA, and AAA	979,800	979,800	979,800	979,800	979,800
Effect of dilutive securities on weighted average units outstanding
Class A, AA, and AAA	0	0	0	0	0
Denominator for diluted net income (loss) per weighted average common units	979,800	979,800	979,800	979,800	979,800
Earnings Per Share Basic And Diluted Disclosure [Abstract]
Basic and diluted	$ 9.54	$ 9.02	$ 33.29	$ 29.76	$ 21.73
Basic and diluted weighted average common units outstanding	979,800	979,800	979,800	979,800	979,800
Percentage allocated to common members	100.00%	100.00%	100.00%	100.00%	100.00%